Related Party Transactions - Additional Information (Detail) - USD ($)				12 Months Ended
		Mar. 04, 2024	Dec. 22, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Interest expense	[1]			$ 289,169,000	$ 121,011,000	$ 27,046,000
Due to related party current	[2]			19,314,000	72,002,000
Prepaid expenses and other current assets	[2]			8,908,000	27,656,000
Claims recovery service income	[3]			498,000	18,542,000	14,500,000
Second Amended and Restated First Lien Credit Agreement [Member] | Working Capital Credit Facility Collateral [Member]
Related Party Transaction [Line Items]
Payment of certain costs and fees			$ 100,000
Related Party [Member] | Funds Held For Other Entities [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current				19,800,000	19,800,000
Related Party [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Interest expense				5,000,000	2,700,000
MSP Principals [Member] | Service fees
Related Party Transaction [Line Items]
Aggregate principal amount					13,000,000
MSP Principals [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Aggregate principal amount					$ 112,800,000
Interest rate, payable in kind					4.00%
Debt instrument, maturity term					4 years
MSP Recovery Law Firm [Member]
Related Party Transaction [Line Items]
Related party expenses				19,200,000	$ 29,700,000
Advance payment incurred for expense				19,200,000	9,600,000
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Professional Fees - Legal [Member]
Related Party Transaction [Line Items]
Related party expenses				19,200,000	29,700,000
Share based compensation					20,100,000
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Cost of Claims Recoveries [Member]
Related Party Transaction [Line Items]
Related party expenses				300,000	400,000	0
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Payable [Member]
Related Party Transaction [Line Items]
Due to related party current				0
MSP Recovery Law Firm [Member] | Existing Legal Services Agreements [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current				800,000	2,100,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member]
Related Party Transaction [Line Items]
Proceeds from promissory notes				36,500,000
Prepaid expenses and other current assets				7,700,000	26,900,000
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member]
Related Party Transaction [Line Items]
Aggregate principal amount				$ 4,950,000
Debt instrument, maturity term				24 months
MSP Recovery Law Firm [Member] | Unsecured Promissory Notes [Member] | Existing Legal Services Agreements [Member] | Working Capital Credit Facility Collateral [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Partial repayment of debt		$ 400,000
MSP Recovery Aviation, LLC [Member] | General and Administrative Expenses [Member]
Related Party Transaction [Line Items]
Related party expenses				$ 200,000	400,000
MSP Recovery Aviation, LLC [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current				200,000	200,000
Series MRCS LLC [Member] | Claims Financing Obligation and Notes Payable [Member]
Related Party Transaction [Line Items]
Note payable related party				500,000	500,000
Other Affiliates [Member] | Additional Receivables From Other Affiliates [Member] | Affiliate Receivable [Member]
Related Party Transaction [Line Items]
Due from related party current				200,000
Note payable related party					100,000
VRM [Member]
Related Party Transaction [Line Items]
Claims recovery service income				0	10,600,000	$ 11,500,000
Virage Amendment [Member] | VRM [Member]
Related Party Transaction [Line Items]
Interest expense				$ 221,400,000	$ 81,900,000

[1]	For the year ended December 31, 2023 and 2022, Interest expense included $226.5 million and $84.7 million, respectively, of interest expense to related parties. For the year ended December 31, 2021 the interest expense to related parties was de minimis.
[2]	As of December 31, 2023 and 2022, the total affiliate receivable, affiliate payable, other current liabilities, guaranty obligation and loan from related parties balances are with related parties. In addition, the prepaid expenses and other current assets, claims financing obligation and notes payable, and interest payable includes balances with related parties. See Note 15, Related Party Transactions, for further details.
[3]	For the years ended December 31, 2022 and 2021, Claims recovery service income included $10.6 million, and $11.5 million, respectively, of Claims recovery service income from VRM MSP. There was no claims recovery service income from VRM MSP for the year ended December 31, 2023. See Note 15, Related Party Transactions, for further details.